GEOGRAPHIC INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenue from External Customers	$ 73,517	$ 65,955
Technology [Member]
Revenue from External Customers	9,414	10,454
Networking [Member]
Revenue from External Customers	$ 64,103	$ 55,501